Stock-Based Incentive Plan (Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares under option, outstanding at beginning of period	16,616,617	23,599,256	23,840,049
Weighted average exercise price per share, outstanding at beginning of period	$ 19.54	$ 17.42	$ 15.99
Number of shares under option, options granted	2,182,035	3,130,843	4,943,178
Weighted average exercise price per share - options granted	$ 32.92	$ 23.37	$ 22.40
Number of shares under option, options exercised	(4,367,871)	(9,360,396)	(4,514,170)
Weighted average exercise price per share, options exercised	$ 17.80	$ 15.40	$ 15.09
Number of shares under option, options forfeited	(866,900)	(753,086)	(669,801)
Weighted average exercise price per share , options forfeited	$ 23.12	$ 20.24	$ 19.05
Number of shares under option, outstanding at end of period	13,563,881	16,616,617	23,599,256
Weighted average exercise price per share, outstanding at end of period	$ 22.05	$ 19.54	$ 17.42
Number of shares under option, vested and expected to vest at period end	12,769,967
Weighted average exercise price per share, vested and expected to vest at period end	$ 21.80
Number of shares under option, options exercisable at period end	8,005,682
Weighted average exercise price per share, options exercisable at period end	$ 18.82